Note 4 - Loans And Related Allowance For Loan Losses (Detail) - Primary Segments of the Loan Portfolio (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans:
Individually evaluated for impairment	$ 21,288	$ 16,732
Collectively evaluated for impairment	387,145	385,148
Total loans	408,433	401,880
Commercial and Industrial [Member]
Loans:
Individually evaluated for impairment	4,592	4,492
Collectively evaluated for impairment	57,596	54,693
Total loans	62,188	59,185
Real Estate Construction [Member]
Loans:
Individually evaluated for impairment	3,993	867
Collectively evaluated for impairment	18,529	20,678
Total loans	22,522	21,545
Residential Real Estate Mortgage [Member]
Loans:
Individually evaluated for impairment	5,761	4,882
Collectively evaluated for impairment	198,111	203,257
Total loans	203,872	208,139
Commercial Real Estate Mortgage [Member]
Loans:
Individually evaluated for impairment	6,914	6,491
Collectively evaluated for impairment	108,820	102,011
Total loans	115,734	108,502
Consumer Installment [Member]
Loans:
Individually evaluated for impairment	28
Collectively evaluated for impairment	4,089	4,509
Total loans	$ 4,117	$ 4,509